Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets other than goodwill at beginning of period	€ 40,161	€ 56
Intangible assets other than goodwill at end of period	136,410	40,161	€ 56
Commitments to acquire additional intangible assets	0
Intangible assets are pledged as security	0
Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period	39,881
Intangible assets other than goodwill at end of period	53,117	39,881
Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	280	56
Intangible assets other than goodwill at end of period	2,568	280	56
Other Intangibles
Intangible assets
Intangible assets other than goodwill at end of period	80,725
Cost
Intangible assets
Intangible assets other than goodwill at beginning of period	40,302	159	99
Additions	96,464	40,143	62
Disposals			(2)
Intangible assets other than goodwill at end of period	136,766	40,302	159
Cost | Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period	39,881
Additions	13,236	39,881
Intangible assets other than goodwill at end of period	53,117	39,881
Cost | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	421	159	99
Additions	2,503	262	62
Disposals			(2)
Intangible assets other than goodwill at end of period	2,924	421	159
Cost | Other Intangibles
Intangible assets
Additions	80,725
Intangible assets other than goodwill at end of period	80,725
Accumulated depreciation and amortization
Intangible assets
Intangible assets other than goodwill at beginning of period	(141)	(103)	(86)
Amortization	(215)	(38)	(19)
Disposals			2
Intangible assets other than goodwill at end of period	(356)	(141)	(103)
Accumulated depreciation and amortization | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	(141)	(103)	(86)
Amortization	(215)	(38)	(19)
Disposals			2
Intangible assets other than goodwill at end of period	€ (356)	€ (141)	€ (103)